Restricted Cash and Short-Term Deposits (Details) $ in Thousands, t in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2022 USD ($) lease	May 31, 2021 USD ($) t	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 91,466	$ 106,073
Less: Amounts included in current restricted cash and short-term deposits			(18,238)	(34,025)
Long-term restricted cash			73,228	72,048
Number of UK Leases | lease	6
Financial Guarantee | Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			1,502	1,500
Financial Guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			11,344	11,328
Financial Guarantee | LNG Croatia | Euro Member Countries, Euro
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			9,300
Financial Guarantee | LNG Croatia | United States of America, Dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 1,300
Facility Term Agreement			10 years
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 16,735	16,523
Lease Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			1,068	2
UK Tax Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits	$ 16,000		0	16,000
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Credit facility available to project partner					$ 400,000
LNG production | t		3.6
Maximum borrowing capacity		$ 100,000
GoFLNG Hilli facility | Financial Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits			$ 60,817	$ 60,720	$ 305,000